CAPITAL STOCK	12 Months Ended
Dec. 31, 2015
CAPITAL STOCK [Text Block]
8.	CAPITAL STOCK

Cancellation of shares

During the year ended December 31, 2013, a total of 276,000 common shares were re-purchased for $110,546 and cancelled.

During the year ended December 31, 2014, a total of 452,500 common shares were re-purchased for $136,679 and cancelled.

During the year ended December 31, 2015, a total of 149,000 common shares were re-purchased for $18,901 and cancelled.

Issuance of shares

In December 2012, the Company issued 1,929,000 units at CAD$0.85 per unit for gross proceeds of $1,660,025. A cash commission of $126,324 was paid in relation to this financing. Each unit was comprised of one common share and one-half common share purchase warrant. Each full warrant was convertible into a common share of the Company at the rate of CAD$1.00 per share for a period of two years, expiring December 21, 2014.

Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the “2011 Plan”) and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval. The maximum term of options granted cannot exceed 10 years.

The TSX’s rules relating to security-based compensation arrangements require that every three years after the institution of a security-based compensation arrangement which does not have a fixed maximum aggregate of securities issuable, all unallocated options must be approved by a majority of the Company’s directors and by the Company’s shareholders. The Board approved all unallocated options under the Option Plan on March 26, 2014 which was approved by the Company’s shareholders at the annual and special meeting held on June 19, 2014.

At December 31, 2015, the following stock options were outstanding:

Number of	Exercise	Expiry Date
Options	Price

324,000	CDN$0.225	May 1, 2016
516,000	CDN$0.15	June 22, 2016
108,000	CDN$0.50	March 5, 2017
162,000	CDN$0.15	March 12, 2017
54,000	CAD$0.50	June 1, 2020
63,000	CDN$0.15	June 1, 2020
48,000	CDN$0.225	June 1, 2020
90,000	CDN$0.50	July 1, 2020
30,000	CDN$0.50	March 1, 2021
100,000	CDN$0.225	March 1, 2021
108,000	CDN$0.15	June 10, 2021
382,000	CDN$0.15	December 31, 2022
250,000	CDN$0.20	October 8, 2025

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2015		December 31, 2014		December 31, 2013
		Weighted		Weighted		Weighted
		Average	Number	Average		Average
	Number of	Exercise	of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price

Outstanding, beginning of year	2,426,000	$0.43	2,489,000	$1.03	2,639,000	$1.02
Granted	250,000	$0.15	108,000	$0.43	—	—
Exercised	—	—	—	—	—	—
Cancelled/Expired	(441,000)	$0.36	(171,000)	$1.90	(150,000)	$0.82

Outstanding, end of year	2,235,000	$0.16	2,426,000	$0.43	2,489,000	$1.03

Exercisable, end of year	2,235,000	$0.16	2,426,000	$0.43	2,462,000	$1.02

The aggregate intrinsic value for options vested as of December 31, 2015 is approximately $nil (December 31, 2014 - $nil, December 31, 2013 - $nil) and for total options outstanding is approximately $nil (December 31, 2014 - $nil, December 31, 2013 - $nil). The weighted average contractual term of stock options outstanding and exercisable as at December 31, 2015 is 3.67 years (December 31, 2014 – 5.05 years, December 31, 2013 – 5.86 years).

The fair value of stock options granted, vested, and modified during the period ended December 31, 2015 totaled $124,458 (December 31, 2014 - $108,302, December 31, 2013 - $58,055) which has been included in general and administrative expense.

During the year ended December 31, 2015, the Company re-priced 424,000 options previously granted to insiders of the Company and 48,000 options previously granted to non-insiders of the Company. The options were re-priced to $0.18 (CAD$0.225), resulting in a charge of $20,202 during the year.

During the year ended December 31, 2015, the Company re-priced 1,231,000 options previously granted to insiders of the Company to $0.12 (CAD$0.15), resulting in a charge of $86,081 during the year.

During the year ended December 31, 2014, 2,147,000 options previously granted to insiders of the Company and 171,000 options previously granted to non-insiders of the Company were re-priced to $0.43 (CAD$0.50), resulting in a charge of $59,304 during the year. There were no modifications and no charges in 2013 (December 31, 2012 - $418,317). Certain option maturity terms were extended during the 2012 year to ten years from the original issuance of the options.

The following assumptions were used for the Black-Scholes valuation of stock options amended during the years ended December 31, 2015 and December 31, 2014:

	2015	2014	2013

Risk-free interest rate	0.26% - 1.64%	1.25%	—
Expected life	0.8 to 5 years	5.0 years	—
Annualized volatility	58% - 74%	45%	—
Dividend rate	—	—	—

During the year ended December 31, 2015, the Company granted 250,000 options to insiders of the Company at $0.15 (CAD$0.20), During the year ended December 31, 2014, the Company granted 108,000 options to an insider of the Company at $0.43 (CAD$0.50), There were no option grants during 2013. The following assumptions were used for the Black-Scholes valuation of stock options granted during the years ended December 31, 2015, December 31, 2014 and December 31, 2013:

	2015	2014	2013

Risk-free interest rate	1.75%	1.75%	—
Expected life	7.5 years	7.5 years	—
Annualized volatility	68%	95%	—
Dividend rate	—	—	—

The weighted average fair value of options granted in 2015 was $0.10 (2014 - $0.17, 2013 - $nil).

Warrants

At December 31, 2015, no warrants were outstanding. A total of 964,500 warrants expired unexercised during 2014.

Warrant transactions and the number of warrants outstanding are summarized as follows:

	2015		2014			2013

Balance, beginning of year	—	964,500	CAD$	1.00	964,500	CAD$	1.00
Issued	—	—			—
Exercised	—	—			—
Expired	—	(964,500)			—
Balance, end of year	—	—			964,500	CAD$	1.00

Under US GAAP when the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity’s own stock, and would consequently be considered to be a derivative liability. The common share purchase warrants described above are denominated in CAD dollars and the Company’s functional currency is the US dollar. As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative will be subsequently marked to market through income.

The Company determined that the fair value of the warrant liability at December 31, 2015 to be $nil (December 31, 2014 - $nil, December 31, 2013 - $992). The fair value of the warrants was being estimated using the Black-Scholes Options Pricing Model, using a volatility of 30%, risk free interest rate of 0.102%, expected life of 6 months, and a dividend yield of nil.